SHARE CAPITAL (Details 4)	12 Months Ended
	Dec. 31, 2020 shares yr $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, outstanding | shares	45,820,000	46,927,500	48,265,000
Weighted average exercise price, outstanding | $ / shares	$ 0.53
Weighted average remaining life, outstanding | yr	2.41
Number of options, exercisable | shares	40,295
Weighted average exercise price, exercisable | $ / shares	$ .56
Weighted average remaining life, exercisable | yr	2.16
Warrant 1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$0.01 - 0.50
Number of options, outstanding | shares	25,935,000
Weighted average exercise price, outstanding | $ / shares	$ 0.36
Weighted average remaining life, outstanding | yr	2.42
Number of options, exercisable | shares	20,410,000
Weighted average exercise price, exercisable | $ / shares	$ .37
Weighted average remaining life, exercisable | yr	3.19
Warrant 2
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$0.51 - 1.00
Number of options, outstanding | shares	19,885,000
Weighted average exercise price, outstanding | $ / shares	$ 0.75
Weighted average remaining life, outstanding | yr	1.10
Number of options, exercisable | shares	19,885,000
Weighted average exercise price, exercisable | $ / shares	$ .75
Weighted average remaining life, exercisable | yr	1.10